SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

DWS LifeCompass Retirement Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund

The following changes are effective on or about July 8, 2013:

QS Investors, LLC (“QS Investors”) will no longer serve as subadvisor to each fund. All references to QS Investors are hereby deleted.

The following disclosure is deleted as a heading relating to investment policies and techniques in “PART I: APPENDIX I-I — INVESTMENT PRACTICES AND TECHNIQUES” of the funds’ Statement of Additional Information:

GTAA Overlay Strategy

Please Retain This Supplement for Future Reference

April 25, 2013
SAISTKR-98